Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

As of December 31, 2024 and 2025, short-term borrowings consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Guangdong Yueken Microcredit Co., Ltd	5,000	7,000	1,001
Tianjin Jincheng Bank Co., Ltd.	—	375	54
China Merchants Bank Co., Ltd. Beijing Branch	—	5,000	715
China CITIC Bank Loan	5,000	5,000	715
Short-term borrowings	10,000	17,375	2,485